BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net Loss	$ (1,303,345)	$ (1,303,345)	$ (781,430)	$ (494,026)
Basic (in shares)		2,310,735	29,678,947
Diluted (in shares)		3,059,843	29,678,947
Net Loss Per Share, Basic and Diluted [Abstract]
Basic (dollars per share)		$ (0.564)	$ (0.026)
Diluted (dollour per shares)		$ (0.564)	$ (0.026)